July 20, 2010

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Document Control - EDGAR

RE: RiverSource of New York Variable Annuity Account ("Registrant")
       RiverSource RAVA 5 Advantage Variable Annuity
       RiverSource RAVA 5 Select Variable Annuity
       RiverSource RAVA 5 Access Variable Annuity
    File Nos. 333-91691/811-07623

Dear Commissioners:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 671-2237 or Boba Selimovic at (612) 671-7449.

Sincerely,


/s/ Rodney J. Vessels
---------------------------------
Rodney J. Vessels
Assistant General Counsel and
   Assistant Secretary